REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of timing of revenue recognition

	Years Ended
	2025	2024
Services and products transferred at a point in time	$57,776	$49,466
Services and products transferred over time	248,716	77,370
Total revenue	$308,492	$126,836

Schedule of revenue by source

	Years Ended
	2025	2024
Products	$0	$0
Services	308,492	126,836
Total revenue	$308,492	$126,836

Schedule of revenue by geographic destination

	Years Ended
	2025	2024
North America	$41,003	$–
United Kingdom		126,836
Rest of world	267,489	–
Total revenue	$308,492	$126,836

Schedule of roll forward of contract liabilities

Total
Balance at December 31, 2023	$0
Additions through advance billings to or payments from vendors	0
Revenue recognized from current period advance billings to or payments from vendors	0
Balance at December 31, 2024	0
Deconsolidation	0
Balance at December 31, 2025	$–